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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

     REGISTRATION STATEMENT (NO. 33-19446) UNDER THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 18

                                       AND


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 20



                              VANGUARD FENWAY FUNDS
                (FORMERLY KNOWN AS VANGUARD EQUITY INCOME FUND)

        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)


                      P.O. BOX 2600, VALLEY FORGE, PA 19482
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
               IMMEDIATELY, PURSUANT TO PARAGRAPH (B) OF RULE 485.



                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  AS SOON AS PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE.

                          VANGUARD EQUITY INCOME FUND
             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                                 MARCH 1, 2000

The Board of Trustees has renamed the legal entity through which Vanguard Equity Income Fund is offered. Previously, this legal entity was known as Vanguard Equity Income Fund, just like the investment portfolio. Going forward, the legal entity will be known as Vanguard Fenway Funds. This name change will have no effect on the investment objectives, policies or management of Vanguard Equity Income Fund.

The  Vanguard   Equity  Income  Fund  Prospectus  and  Statement  of  Additional
Information from Post-Effective Amendment # 17, are incorporated by reference.

                                     PART C


                              VANGUARD FENWAY FUNDS
                          ---------------------------
                               OTHER INFORMATION



ITEM 23. EXHIBITS

Exhibit Description
-------------------


(a)    Declaration of Trust*
(b)    By-Laws*
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d)    Investment Advisory Contracts**
(e)    Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g)    Custodian Agreement**
(h)    Amended and Restated Funds' Service Agreement**
(i)    Legal Opinion**
(j)    Consent of Independent Accountants**
(k)    Not Applicable
(l)    Not Applicable
(m)    Not Applicable
(n)    Not Applicable
(o)    Not Applicable


 *Filed herewith
 **Filed previously

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Newell Associates (Newell) is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act). The list required by this Item 26 of officers and directors of Newell, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Newell pursuant to the Advisers Act (SEC File No. 801-26949).

Spare, Kaplan, Bischel & Associates (Spare Kaplan) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Spare Kaplan, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Spare Kaplan pursuant to the Advisers Act (SEC File No. 801-35258).

John A. Levin & Co., Inc. (Levin) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Levin, together with any information as to any business profession, vocation, or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Levin pursuant to the Advisers Act (SEC File No. 801-18010).

The Vanguard Group, Inc. (Vanguard) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation, or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).

Wellington Management Company, LLP (Wellington Management) is an investment adviser registered under the Advisers Act. The list required by this Item 26 of officers and partners of Wellington Management, together with any information as to any business profession, vocation, or employment of substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).


ITEM 27. PRINCIPAL UNDERWRITERS

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts, and other documents required to be maintained by Section 31(a) under the 1940 Act and the rules promulgated thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., Valley Forge, Pennsylvania 19482; and the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02105.


ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 1st day of March, 2000.


VANGUARD FENWAY FUNDS
---------------------



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                                   SIGNATURE                      TITLE                      DATE
By:                        ----------------------------President, Chairman, Chief     March 1, 2000
                              /S/ JOHN J. BRENNAN      Executive Officer, and
                                  (Heidi Stam)         Trustee
                                John J. Brennan*
By:                        ----------------------------Trustee                        March 1, 2000
                           /S/ JOANN HEFFERNAN HEISEN
                                  (Heidi Stam)
                            JoAnn Heffernan Heisen*
By:                        ----------------------------Trustee                        March 1, 2000
                             /S/ BRUCE K. MACLAURY
                                  (Heidi Stam)
                               Bruce K. MacLaury*
By:                        ----------------------------Trustee                        March 1, 2000
                           /S/ ALFRED M. RANKIN, JR.
                                  (Heidi Stam)
                             Alfred M. Rankin, Jr.*
By:                        ----------------------------Trustee                        March 1, 2000
                              /S/ JOHN C. SAWHILL
                                  (Heidi Stam)
                                John C. Sawhill*
By:                        ----------------------------Trustee                        March 1, 2000
                            /S/ JAMES O. WELCH, JR.
                                  (Heidi Stam)
                              James O. Welch, Jr.*
By:                        ----------------------------Trustee                        March 1, 2000
                             /S/ J. LAWRENCE WILSON
                                  (Heidi Stam)
                              J. Lawrence Wilson*
By:                        ----------------------------Treasurer and Principal        March 1, 2000
                             /S/ THOMAS J. HIGGINS     Financial Officer and
                                  (Heidi Stam)         Accounting Officer
                               Thomas J. Higgins*


*By Power of Attorney. See File Number 33-4424, filed on January 25, 1999.
  Incorporated by Reference.

                               INDEX TO EXHIBITS

Declaration of Trust . . . . . . . . . . . . . . . . . .Ex-99.BA
--------------------                                    --------

By-Laws . . . . . . . . . . . . . . . . . . . . . . . . Ex-99.BB
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